Segmented information	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segmented information	Segmented information
For management purposes, the Company is organized into business units based on its products, services and geographical locations and has four reportable segments as follows:
•Exchange listed products (reportable), which provides management services to the Company's closed-end physical trusts and exchange traded funds ("ETFs"), both of which are actively traded on public securities exchanges;
•Managed equities (reportable), which provides management services to the Company's alternative investment strategies managed in-house;
•Private strategies (reportable), which provides lending and streaming activities through limited partnership vehicles;
•Corporate (reportable), which provides capital, balance sheet management and enterprise shared services to the Company's subsidiaries; and
•All other segments (non-reportable), which do not meet the definition of reportable segments per IFRS 8.
Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on earnings before interest expense, income taxes, amortization and impairment of intangible assets and goodwill, gains and losses on investments (as if such gains and losses had not occurred), stock-based compensation, severance, new hire accruals and other, foreign exchange (gain) loss, revaluation of contingent considerations, carried interest and performance fees and carried interest and performance fee payouts (adjusted EBITDA).
Adjusted EBITDA is not a measurement in accordance with IFRS and should not be considered as an alternative to net income or any other measure of performance under IFRS.
Transfer pricing between operating segments is performed on an arm's length basis in a manner similar to transactions with third parties.
The following tables present the operations of the Company's segments (in thousands $):
For the year ended December 31, 2025

	Exchange listed products	Managed equities	Private strategies	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	157,827	99,642	27,557	1,648	(1,592)	285,082
Total expenses	58,907	55,448	15,980	62,196	2,193	194,724
Income (loss) before income taxes	98,920	44,194	11,577	(60,548)	(3,785)	90,358
Adjusted EBITDA	116,438	11,230	9,694	(15,717)	(245)	121,400
For the year ended December 31, 2024

	Exchange listed products	Managed equities	Private strategies	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	112,498	39,204	27,824	(384)	(487)	178,655
Total expenses	33,591	25,556	11,593	35,078	3,831	109,649
Income (loss) before income taxes	78,907	13,648	16,231	(35,462)	(4,318)	69,006
Adjusted EBITDA	81,033	7,363	12,331	(14,098)	(1,466)	85,163

For geographic reporting purposes, transactions are primarily recorded in the location that corresponds with the underlying subsidiary's country of domicile that generates the revenue. The following table presents the revenue of the Company by geographic location (in thousands $):

	For the years ended
	Dec. 31, 2025	Dec. 31, 2024
Canada	222,382	155,240
United States	62,700	23,415
	285,082	178,655